UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03193
                                   ---------

                         FRANKLIN TAX-EXEMPT MONEY FUND
                         ------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 07/31
                         -----

Date of reporting period: 1/31/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

PHOTO OMITTED]
                                                         JANUARY 31, 2005

                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                 TAX-FREE INCOME

WANT TO RECEIVE THIS DOCUMENT
FASTER VIA EMIL?

Eligible shareholders can
sign up for eDelivery at
franklintempleton.com.
See inside for details.

                                    FRANKLIN
                              TAX-EXEMPT MONEY FUND
[LOGO OMITTED]

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

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Not part of the semiannual report

                               Contents

SHAREHOLDER LETTER ................  1

SEMIANNUAL REPORT

Franklin Tax-Exempt Money Fund ....  3

Performance Summary ...............  4

Your Fund's Expenses ..............  6

Financial Highlights and
Statement of Investments ..........  8

Financial Statements .............. 14

Notes to Financial Statements ..... 17

Shareholder Information ........... 23

--------------------------------------------------------------------------------

Semiannual Report

Franklin Tax-Exempt Money Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Tax-Exempt Money Fund seeks to provide a high level of current income exempt from federal income tax, consistent with liquidity and preservation of capital. 1 The Fund pursues a conservative investment policy by investing predominantly in high-quality, short-term, municipal securities as it seeks to maintain a stable $1.00 share price.

---------------------------------------

  PERFORMANCE DATA QUOTED REPRESENT
  PAST PERFORMANCE, WHICH DOES NOT
  GUARANTEE FUTURE RESULTS. INVESTMENT
  RETURNS WILL FLUCTUATE. CURRENT
  PERFORMANCE MAY DIFFER FROM
  FIGURES SHOWN. PLEASE VISIT
  FRANKLINTEMPLETON.COM OR CALL
  1-800/342-5236 FOR MOST RECENT
  MONTH-END PERFORMANCE.

---------------------------------------

---------------------------------------

  AN INVESTMENT IN THE FUND IS
  NOT INSURED OR GUARANTEED BY
  THE FEDERAL DEPOSIT INSURANCE
  CORPORATION OR ANY OTHER
  GOVERNMENT AGENCY OR INSTITUTION.
  ALTHOUGH THE FUND SEEKS TO
  PRESERVE THE VALUE OF YOUR
  INVESTMENT AT $1.00 PER SHARE,
  IT IS POSSIBLE TO LOSE MONEY BY
  INVESTING IN THE FUND.

---------------------------------------

We are pleased to bring you Franklin Tax-Exempt Money Fund's semiannual report for the period ended January 31, 2005.

PERFORMANCE OVERVIEW

With rising short-term interest rates, money market portfolio yields climbed during the period. Largely as a result, Franklin Tax-Exempt Money Fund's seven-day effective yield rose from 0.30% at the beginning of the period to 1.05% on January 31, 2005.

ECONOMIC AND MARKET OVERVIEW

During the reporting period, there was much focus on the employment picture and its resulting effects on the consumer. The labor market firmed, and solid employment growth fundamentals were reflected in several sources. One was the National Federation of Independent Businesses (NFIB) survey, which was notable because small businesses historically have created about two-thirds of all new jobs. 2 During the period under review, more jobs combined with income tax reductions helped increase consumers' disposable income and allowed them to continue spending, in turn boosting economic growth.

Increases in business spending also contributed to economic growth during the period. For example, nonresidential investment spending increased 13.0% and 14.0% in the third and fourth quarters of 2004. 3 Historically low interest rates during the reporting period allowed many businesses the opportunity to refinance

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.
2. Source: Dennis, William J., Jr., NFIB Research Foundation, "The Public Reviews Small Business," 8/04.
3. Source: Bureau of Economic Analysis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.

                                                            Semiannual Report |3

PERFORMANCE SUMMARY
1/31/05

----------------------------------------
  Seven-day effective yield 1   1.05%
----------------------------------------
  Seven-day annualized yield    1.04%
----------------------------------------
  Taxable equivalent yield 2    1.60%
----------------------------------------

1. Seven-day effective yield assumes the compounding of daily dividends.
2. Taxable equivalent yield assumes the 2005 maximum federal income tax rate of 35.00%.

Annualized and effective yields are for the seven-day period ended 1/31/05. The Fund's average weighted maturity was 42 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.

PERFORMANCE DATA QUOTED REPRESENT PAST
PERFORMANCE, WHICH DOES NOT GUARANTEE
FUTURE RESULTS. INVESTMENT RETURNS WILL
FLUCTUATE. CURRENT PERFORMANCE MAY
DIFFER FROM FIGURES SHOWN. PLEASE VISIT
FRANKLINTEMPLETON.COM OR CALL
1-800/342-5236 FOR MOST RECENT
MONTH-END PERFORMANCE.

PORTFOLIO BREAKDOWN
1/31/05

----------------------------------------
                           % OF TOTAL
                          INVESTMENTS
----------------------------------------
  Variable Rate Notes          76.68%
----------------------------------------
  Notes & Bonds                17.87%
----------------------------------------
  Tax-Exempt Commercial Paper   3.62%
----------------------------------------
  Put or Option Tender Bonds    1.83%
----------------------------------------

their old debt at more attractive levels. This helped enhance business operating performance, and corporate profits reflected this data. Many corporate debt investments also benefited from this improvement. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

Oil prices reached a record high in October and then declined, as oil ended the period at approximately $43 a barrel. In an effort to keep inflation in check, the Federal Reserve Board (Fed) raised the federal funds target rate to 2.25% from 1.25% during the reporting period. However, the core Consumer Price Index, a measure of inflation excluding food and energy costs, rose a relatively modest 2.3% for the 12 months ended January 31, 2005, and helped contribute to the continued low interest rate level during the period. 4 Many analysts had expected the 10-year U.S. Treasury yield to increase significantly; however, it declined from 4.50% at the beginning of the period to 4.14% on January 31, 2005.

INVESTMENT STRATEGY

We invest predominantly in high-quality, short-term tax-free securities. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that a portion of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.

MANAGER'S DISCUSSION

Short-term municipal bond yields increased during the reporting period, reflecting the Fed's consecutive increases to the federal funds target rate. The Bond Market Association Municipal Swap Index, a benchmark for variable rate securities, which make up a large portion of Franklin Tax-Exempt Money Fund, averaged a rate of 1.57% for the period under review. 5

During the reporting period, the Fund participated in several deals including California State revenue anticipation notes, Chicago tender notes, Honolulu City & County commercial paper and Michigan State University Revenue variable rate demand notes.

4. Source: Bureau of Labor Statistics.
5. Source: Thomson Financial. The Bond Market Association Municipal Swap Index is a weekly high-grade market index composed of seven-day tax-exempt variable rate demand notes produced by the Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues based on several specific criteria.

4| Semiannual Report

Thank you for your continued participation in Franklin Tax-Exempt Money Fund. We look forward to serving your future investment needs.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                            Semiannual Report |5

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $6.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

6| Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT          ENDING ACCOUNT          EXPENSES PAID DURING
                                              VALUE 7/31/04             VALUE 1/31/05         PERIOD* 7/31/04-1/31/05
---------------------------------------------------------------------------------------------------------------------------
  Actual                                         $1,000                   $1,003.90                   $3.79
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000                   $1,021.42                   $3.82
---------------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                            Semiannual Report |7

Franklin Tax-Exempt Money Fund

FINANCIAL HIGHLIGHTS

                                                 -----------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  JANUARY 31, 2005                          YEAR ENDED JULY 31,
                                                     (UNAUDITED)          2004        2003        2002        2001        2000
                                                 -----------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........             $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                                 -----------------------------------------------------------------------------------
Income from investment operations - net
 investment income ............................              .004         .002        .005        .011        .029        .030
Less distributions from net investment income               (.004)       (.002)      (.005)      (.011)      (.029)      (.030)
                                                 -----------------------------------------------------------------------------------
Net asset value, end of period ................             $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                                 ===================================================================================

Total return a ................................              .39%         .23%        .53%       1.06%       2.98%       3.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............          $165,574     $179,372    $176,834    $163,710    $167,705    $169,338
Ratios to average net assets:
 Expenses .....................................              .75% b       .74%        .76%        .76%        .76%        .74%
 Net investment income ........................              .77% b       .24%        .53%       1.05%       2.94%       3.02%

aTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
bAnnualized.

8| See notes to financial statements.|Semiannual Report

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 99.3%
  ALABAMA 1.4%
a Evergreen IDB, IDR, Tenax Manufacturing Project, Refunding, Weekly VRDN and Put, 1.86%,
    12/01/12 ....................................................................................     $2,300,000      $  2,300,000
                                                                                                                      --------------
  ARIZONA 2.2%
a Apache County IDA, IDR, Tucson Electric Power Co. Project, Springerville Project, Series C,
    Weekly VRDN and Put, 1.90%, 12/15/18 ........................................................      1,000,000         1,000,000
a Arizona Health Facilities Authority Hospital System Revenue, Series B, MBIA Insured, Weekly
    VRDN and Put, 1.85%, 10/01/26 ...............................................................      1,600,000         1,600,000
a Nanotechnology Research LLC Lease Revenue, Arizona State University Project, Series A,
    MBIA Insured, Weekly VRDN and Put, 1.85%, 3/01/34 ...........................................      1,000,000         1,000,000
                                                                                                                      --------------
                                                                                                                         3,600,000
                                                                                                                      --------------
  CALIFORNIA 3.0%
  California State RAN, Series A, 3.00%, 6/30/05 ................................................      3,000,000         3,015,302
  California State University Channel Islands Site Authority Financing Authority Revenue, Rental
    Housing, Mandatory Put 8/01/05, 1.60%, 8/01/31 ..............................................      2,000,000         2,000,000
                                                                                                                      --------------
                                                                                                                         5,015,302
                                                                                                                      --------------
  COLORADO 8.6%
a Colorado Springs Utilities Revenue, sub. lien, Series A, Weekly VRDN and Put, 1.82%,
    11/01/29 ....................................................................................      3,800,000         3,800,000
a Denver City and County COP,
     Refunding, AMBAC Insured, Weekly VRDN and Put, 1.80%, 12/01/29 .............................      4,000,000         4,000,000
     Wellington E Web-C3, Refunding, AMBAC Insured, Weekly VRDN and Put, 1.85%,
      12/01/29 ..................................................................................      3,000,000         3,000,000
     University Colorado COP, Series A, Weekly VRDN and Put, 1.82%, 7/01/18 .....................      3,475,000         3,475,000
                                                                                                                      --------------
                                                                                                                        14,275,000
                                                                                                                      --------------
  FLORIDA 3.0%
  Florida Local Government Commission TECP, Series A, 1.83%, 3/09/05 ............................      1,944,000         1,944,000
a Martin County IDA, IDR, YMCA Treasure Coast Project, Weekly VRDN and Put, 1.85%,
    10/01/16 ....................................................................................      1,400,000         1,400,000
a Orange County School Board COP, Series B,
     AMBAC Insured, Daily VRDN and Put, 1.90%, 8/01/25 ..........................................        700,000           700,000
     MBIA Insured, Daily VRDN and Put, 1.90%, 8/01/27 ...........................................        960,000           960,000
                                                                                                                      --------------
                                                                                                                         5,004,000
                                                                                                                      --------------
  GEORGIA 10.9%
a De Kalb County Hospital Authority RAN, De Kalb Medical Center Project, Weekly VRDN and
    Put, 1.85%, 9/01/09 .........................................................................        900,000           900,000
a Fulco Hospital Authority Revenue, Anticipation Certificates, Shepherd Center Inc. Project,
    Weekly VRDN and Put, 1.84%, 9/01/17 .........................................................      1,000,000         1,000,000
a Gainesville RDA Educational Facilities Revenue, Riverside Military Project, Weekly VRDN and
    Put, 1.85%, 12/01/25 ........................................................................      5,000,000         5,000,000
                                                            Semiannual Report |9

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONT.)
  GEORGIA (CONT.)
a Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B, Weekly VRDN and
    Put, 1.83%, 7/01/25 .........................................................................     $8,000,000      $  8,000,000
a Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, FNMA Insured, Weekly
    VRDN and Put, 1.85%, 6/15/25 ................................................................      3,200,000         3,200,000
                                                                                                                      --------------
                                                                                                                        18,100,000
                                                                                                                      --------------
  HAWAII 4.7%
a Hawaii State Department of Budget and Finance Special Purpose Revenue, Adventist Health
    System West, Weekly VRDN and Put, 1.82%, 3/01/08 ............................................      3,700,000         3,700,000
  Honolulu City and County GO, TECP, 1.87%, 6/09/05 .............................................      4,000,000         4,000,000
                                                                                                                      --------------
                                                                                                                         7,700,000
                                                                                                                      --------------
  ILLINOIS 6.0%
  Chicago GO, Tender Notes, Mandatory Put 12/08/05, 2.20%, 1/27/06 ..............................      3,000,000         3,000,000
a Illinois State Toll Highway Authority Toll Highway Priority Revenue, Refunding, Series B,
    MBIA Insured, Weekly VRDN and Daily Put, 1.82%, 1/01/10 .....................................      7,000,000         7,000,000
                                                                                                                      --------------
                                                                                                                        10,000,000
                                                                                                                      --------------
  INDIANA 1.5%
a Indianapolis Local Public Improvement Bond Bank Revenue, Refunding, Series F-2,
    MBIA Insured, Weekly VRDN and Put, 1.82%, 2/01/20 ...........................................      2,500,000         2,500,000
                                                                                                                      --------------
  IOWA 3.0%
  Iowa School Corps. wts. Certificates, Iowa School Cash Anticipation Program, Series A,
    FSA Insured, 3.00%, 6/30/05 .................................................................      5,000,000         5,028,310
                                                                                                                      --------------
  KENTUCKY 2.7%
a Kentucky Development Finance Authority Revenue, Pooled Loan Program, Series A,
    FGIC Insured, Weekly VRDN and Put, 1.85%, 12/01/15 ..........................................      4,400,000         4,400,000
                                                                                                                      --------------
  LOUISIANA 1.2%
  New Orleans Audubon Commission GO, Aquarium, Refunding, FSA Insured, Series A, 3.00%,
    10/01/05 ....................................................................................      1,930,000         1,947,693
                                                                                                                      --------------
  MARYLAND 1.3%
a Community Development Administration MF Development Revenue, Avalon Ridge Apartments
    Project, Refunding, FNMA Insured, Weekly VRDN and Put, 1.82%, 6/15/26 .......................      2,100,000         2,100,000
                                                                                                                      --------------
  MASSACHUSETTS 6.5%
a Massachusetts Bay Transportation Authority GO, General Transportation System, Weekly
    VRDN and Put, 1.85%, 3/01/30 ................................................................      3,900,000         3,900,000
a Massachusetts State GO, Refunding, Series B, Weekly VRDN and Put, 1.85%, 9/01/16 ..............      1,800,000         1,800,000
a Massachusetts State Water Resource Authority Revenue, Multi-Modal, Refunding, Sub Series D,
    Daily VRDN and Put, 1.90%, 8/01/17 ..........................................................      5,000,000         5,000,000
                                                                                                                      --------------
                                                                                                                        10,700,000
                                                                                                                      --------------

10| Semiannual Report

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONT.)
  MICHIGAN 9.2%
a Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
    1.90%, 7/01/33 ..............................................................................     $  300,000      $    300,000
a Detroit Sewer Disposal Revenue, Series C-2, Refunding, FGIC Insured, Weekly VRDN and Put,
    1.85%, 7/01/29 ..............................................................................      3,000,000         3,000,000
a Grand Valley State University Revenue, General, AMBAC Insured, Weekly VRDN and Put,
    1.80%, 6/01/20 ..............................................................................      1,700,000         1,700,000
  Michigan Municipal Bond Authority Revenue, 3.00%, 8/23/05 .....................................      4,000,000         4,028,832
a Michigan State Revenue, Grant Antic Notes, Series B, FSA Insured, Weekly VRDN and Put,
    1.83%, 9/15/09 ..............................................................................      1,300,000         1,300,000
a Michigan State University Revenues, Series A, Daily VRDN and Put, 1.90%, 8/15/32 ..............      4,900,000         4,900,000
                                                                                                                      --------------
                                                                                                                        15,228,832
                                                                                                                      --------------
  MINNESOTA 2.1%
a Minneapolis MFHR, Seven Corners Apartments Project, Weekly VRDN and Put, 1.80%,
    10/01/31 ....................................................................................        450,000           450,000
a Minneapolis Revenue, Adjusted Guthrie Theater Project, Series A, Weekly VRDN and Put,
    1.85%, 10/01/23 .............................................................................      3,000,000         3,000,000
                                                                                                                      --------------
                                                                                                                         3,450,000
                                                                                                                      --------------
  NEVADA .5%
a Clark County Airport Improvement Revenue, sub. lien, Series A-1, Weekly VRDN and Put,
    1.82%, 7/01/25 ..............................................................................        900,000           900,000
                                                                                                                      --------------
  NEW HAMPSHIRE 1.3%
a New Hampshire Higher Educational and Health Facilities Authority Revenue, VHA New England
    Inc., Series G, AMBAC Insured, Weekly VRDN and Put, 1.84%, 12/01/25 .........................      2,125,000         2,125,000
                                                                                                                      --------------
  NEW JERSEY 1.5%
a New Jersey State Turnpike Authority Turnpike Revenue, Series C-2, FSA Insured, Weekly VRDN
    and Put, 1.82%, 1/01/24 .....................................................................      2,500,000         2,500,000
                                                                                                                      --------------
  NEW MEXICO 5.3%
a Albuquerque Gross Receipts Lodgers Tax Revenue, Weekly VRDN and Put, 1.84%, 7/01/23 ...........        300,000           300,000
a Farmington PCR, Arizona Public Service Co.,
     Refunding, Series B, Daily VRDN and Put, 1.90%, 9/01/24 ....................................      3,500,000         3,500,000
     Series A, Daily VRDN and Put, 1.92%, 5/01/24 ...............................................      4,400,000         4,400,000
a University of New Mexico Revenues, Refunding, AMBAC Insured, Weekly VRDN and Put,
    1.82%, 6/01/06 ..............................................................................        500,000           500,000
                                                                                                                      --------------
                                                                                                                         8,700,000
                                                                                                                      --------------
  OHIO .6%
  Bowling Green State University of Ohio General Receipts Revenue, Refunding, MBIA Insured,
    2.50%, 6/01/05 ..............................................................................      1,000,000         1,001,788
                                                                                                                      --------------
  OKLAHOMA 1.3%
a Oklahoma City Industrial and Cultural Facilities Trust Revenue, Oklahoma City University
    Project, Weekly VRDN and Put, 1.85%, 8/01/15 ................................................      2,100,000         2,100,000
                                                                                                                      --------------
                                                           Semiannual Report |11

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONT.)
  OREGON .2%
a Tri-County Metropolitan Transportation District Revenue, Interstate Max Project, Series A,
    Weekly VRDN and Put, 1.85%, 12/01/21 ........................................................     $  400,000      $    400,000
                                                                                                                      --------------
  PENNSYLVANIA 5.7%
a Delaware Valley Regional Finance Authority Local Government Revenue,
     Series A, Weekly VRDN and Put, 1.84%, 12/01/20 .............................................      2,150,000         2,150,000
     Series C, Weekly VRDN and Put, 1.84%, 12/01/20 .............................................        700,000           700,000
     Series D, Weekly VRDN and Put, 1.84%, 12/01/20 .............................................      3,100,000         3,100,000
a Emmaus General Authority Revenue,
     Local Government, Series F-19, Weekly VRDN and Put, 1.86%, 3/01/24 .........................      1,450,000         1,450,000
     Sub Series G-19, Weekly VRDN and Put, 1.86%, 3/01/24 .......................................      2,000,000         2,000,000
                                                                                                                      --------------
                                                                                                                         9,400,000
                                                                                                                      --------------
  TENNESSEE 3.6%
a Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
     Daily VRDN and Put, 1.92%, 7/01/34 .........................................................      3,400,000         3,400,000
     Daily VRDN and Put, 1.92%, 4/01/32 .........................................................        600,000           600,000
     Weekly VRDN and Daily Put, 1.85%, 11/01/27 .................................................      1,925,000         1,925,000
                                                                                                                      --------------
                                                                                                                         5,925,000
                                                                                                                      --------------
  TEXAS 9.8%
a Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, FNMA Insured, Weekly
    VRDN and Put, 1.85%, 9/15/26 ................................................................      3,900,000         3,900,000
  Northside ISD, GO, School Building, Mandatory Put 6/15/05, 1.67%, 6/15/33 .....................      4,300,000         4,300,000
  Texas State TRAN, 3.00%, 8/31/05 ..............................................................      8,000,000         8,062,064
                                                                                                                      --------------
                                                                                                                        16,262,064
                                                                                                                      --------------
  WASHINGTON 1.5%
a Snohomish County PUD No. 001 Generation System Revenue, Refunding, Series A-1,
    FSA Insured, Weekly VRDN and Put, 1.83%, 12/01/19 ...........................................      2,470,000         2,470,000
                                                                                                                      --------------
  WISCONSIN .7%
a Wisconsin Housing and EDA Home Ownership Revenue, Series I, FSA Insured, Weekly VRDN
    and Put, 1.88%, 3/01/25 .....................................................................      1,225,000         1,225,000
                                                                                                                      --------------
  TOTAL INVESTMENTS (COST $164,357,989) 99.3% ...................................................                      164,357,989
  OTHER ASSETS, LESS LIABILITIES .7% ............................................................                        1,216,033
                                                                                                                      --------------
  NET ASSETS 100.0% .............................................................................                     $165,574,022
                                                                                                                      --------------

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. VRDNs are valued at cost.

12| See notes to financial statements.|Semiannual Report

Franklin Tax-Exempt Money Fund

GLOSSARY OF TERMS

AMBAC   - American Municipal Bond Assurance Corp.
COP     - Certificate of Participation
EDA     - Economic Development Authority
FGIC    - Financial Guaranty Insurance Co.
FNMA    - Federal National Mortgage Association
FSA     - Financial Security Assistance
GO      - General Obligation
HFA     - Housing Finance Authority/Agency
IDA     - Industrial Development Authority/Agency
IDB     - Industrial Development Bond/Board
IDR     - Industrial Development Revenue
ISD     - Independent School District
LLC     - Limited Liability Co.
MBIA    - Municipal Bond Investors Assurance Corp.
MF      - Multi-Family
MFHR    - Multi-Family Housing Revenue
MFR     - Multi-Family Revenue
PBA     - Public Building Authority
PCR     - Pollution Control Revenue
PUD     - Public Utility District
RAN     - Revenue Anticipation Notes
RDA     - Redevelopment Agency/Authority
TECP    - Tax-Exempt Commercial Paper
TRAN    - Tax and Revenue Anticipation Notes
VHA     - Volunteer Hospital of America
VRDN    - Variable Rate Demand Notes

                      Semiannual Report | See notes to financial statements. |13

Franklin Tax-Exempt Money Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2005 (unaudited)

Assets:
 Investments in securities, at value and cost (Note 1) ...................................................    $164,357,989
  Cash ...................................................................................................         299,325
 Receivables:
  Capital shares sold ....................................................................................         868,883
  Interest ...............................................................................................         570,928
                                                                                                              -------------
      Total assets .......................................................................................     166,097,125
                                                                                                              -------------
Liabilities:
 Payables:
  Capital shares redeemed ................................................................................         365,610
  Affiliates .............................................................................................         116,909
  Distributions to shareholders ..........................................................................          23,607
 Other liabilities .......................................................................................          16,977
                                                                                                              -------------
      Total liabilities ..................................................................................         523,103
                                                                                                              -------------
Net assets, at value .....................................................................................    $165,574,022
                                                                                                              =============
Shares outstanding .......................................................................................     165,574,022
                                                                                                              =============
Net asset value per sharea ...............................................................................           $1.00
                                                                                                              =============

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.

14| See notes to financial statements.|Semiannual Report

Franklin Tax-Exempt Money Fund

STATEMENT OF OPERATIONS
for the six months ended January 31, 2005 (unaudited)

Investment income:
 Interest ................................................................................................      $1,339,347
                                                                                                                -----------
Expenses:
 Management fees (Note 3) ................................................................................         505,626
 Transfer agent fees (Note 3) ............................................................................          89,964
 Custodian fees ..........................................................................................           1,252
 Reports to shareholders .................................................................................          11,729
 Registration and filing fees ............................................................................          23,955
 Professional fees .......................................................................................           7,081
 Directors' fees and expenses ............................................................................           4,519
 Other ...................................................................................................          17,269
                                                                                                                -----------
      Total expenses .....................................................................................         661,395
                                                                                                                -----------
       Net investment income .............................................................................         677,952
                                                                                                                -----------
Net realized gain (loss) from investments ................................................................            (282)
                                                                                                                -----------
Net increase (decrease) in net assets resulting from operations ..........................................      $  677,670
                                                                                                                ===========

                      Semiannual Report | See notes to financial statements. |15

Franklin Tax-Exempt Money Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended January 31, 2005 (unaudited) and the year ended July 31, 2004

                                                                                         ----------------------------------
                                                                                          SIX MONTHS ENDED    YEAR ENDED
                                                                                          JANUARY 31, 2005   JULY 31, 2004
                                                                                         ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................................       $    677,952   $    401,039
  Net realized gain (loss) from investments ..........................................               (282)        (15,236)
                                                                                         ----------------------------------
      Net increase (decrease) in net assets resulting from operations ................            677,670        385,803
 Distributions to shareholders from net investment income ............................           (677,670) a    (385,803) b
 Capital share transactions (Note 2) .................................................        (13,797,892)     2,537,557
                                                                                         ----------------------------------
      Net increase (decrease) in net assets ..........................................        (13,797,892)     2,537,557
Net assets (there is no undistributed net investment income at beginning or end of period):
 Beginning of period .................................................................        179,371,914    176,834,357
                                                                                         ----------------------------------
 End of period .......................................................................       $165,574,022   $179,371,914
                                                                                         ==================================


aDistributions were decreased by a net realized loss from investments of $282.
bDistributions were decreased by a net realized loss from investments of $15,236.

16| See notes to financial statements.|Semiannual Report

Franklin Tax-Exempt Money Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income exempt from federal income taxes, consistent with preservation of capital and liquidity.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. All security valuation procedures are approved by the Fund's Board of Directors.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                                                           Semiannual Report |17

Franklin Tax-Exempt Money Fund

2. CAPITAL STOCK

At January 31, 2005, there were 5 billion shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                                   ----------------------------------------------
                                                                       SIX MONTHS ENDED            YEAR ENDED
                                                                       JANUARY 31, 2005           JULY 31, 2004
                                                                   ----------------------------------------------
Shares sold ...................................................          $ 111,316,008            $ 205,085,529
Shares issued in reinvestment of distributions ................                684,708                  390,258
Shares redeemed ...............................................           (125,798,608)            (202,938,230)
                                                                   ----------------------------------------------
Net increase (decrease) .......................................          $ (13,797,892)           $   2,537,557
                                                                   ==============================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of the following entities:

------------------------------------------------------------------------------------------------------------------
  ENTITY                                                                               AFFILIATION
------------------------------------------------------------------------------------------------------------------
  Franklin Advisers Inc.  (Advisers)                                                   Investment manager
  Franklin Templeton Services LLC (FT Services)                                        Administrative manager
  Franklin Templeton Distributors Inc.  (Distributors)                                 Principal underwriter
  Franklin Templeton Investor Services LLC (Investor Services)                         Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
         .625%            First $100 million
         .500%            Over $100 million, up to and including $250 million
         .450%            In excess of $250 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Contingent deferred sales charges retained ....................  $13,082

D. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $89,964, of which $59,840 was paid to Investor Services.

18| Semiannual Report

Franklin Tax-Exempt Money Fund

4. INCOME TAXES

At July 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2005 ..........................................................  $ 1,844
 2008 ..........................................................    8,419
 2009 ..........................................................   26,572
 2012 ..........................................................   17,134
                                                                  -------
                                                                  $53,969
                                                                  =======

At July 31, 2004, the Fund had deferred capital losses occurring subsequent to October 31, 2003 of $932. For tax purposes, such losses will be reflected in the year ending July 31, 2005.

At January 31, 2005, the cost of investments for book and income tax purposes was the same.

5. REGULATORY MATTERS

INVESTIGATIONS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

                                                           Semiannual Report |19

Franklin Tax-Exempt Money Fund

5. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)
Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing, in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing", failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

20| Semiannual Report

Franklin Tax-Exempt Money Fund

5. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)
On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

The SEC's Second Order and the CAGO settlement agreement concerning marketing support payments provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The IDC has substantially completed preparation of these distribution plans. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies are expected to be disbursed promptly. The SEC has not yet approved the distribution plan pertaining to the Second Order. When approved, disbursements of settlement monies under the SEC's Second Order will also be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4,

                                                           Semiannual Report |21

Franklin Tax-Exempt Money Fund

5. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)
2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

The Company and fund management strongly believes that the claims made in each of the lawsuits identified above are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.

22| Semiannual Report

Franklin Tax-Exempt Money Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

                                                           Semiannual Report |23

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN[R] (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS
INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II1

VALUE
Franklin Balance Sheet
  Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4,5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return
Fund Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund

TAX-FREE INCOME 6
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products
  Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders and select retirement plans.
3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
5. Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.
6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
7. Portfolio of insured municipal securities.
8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/05                                          Not part of the semiannual report

[LOGO OMITTED]

                            FRANKLIN[R] TEMPLETON[R]
                                  INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TAX-EXEMPT
MONEY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN[R]
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to and from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

114 S2005 03/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date:   March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
       Chief Executive Officer - Finance and Administration
Date:    March 22, 2005


By /s/Galen G. Vetter
      Chief Financial Officer
Date:   March 22, 2005